Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation
Basis of presentation
These consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). They include the accounts of Seapeak LLC, which is a limited liability company formed under the laws of the Republic of the Marshall Islands, its wholly-owned or controlled subsidiaries and any variable interest entities (or VIEs) of which it is the primary beneficiary (collectively, the Company) (see Note 5).
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates. Significant intercompany balances and transactions have been eliminated upon consolidation.
Foreign currency
Foreign currency
The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Company is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected in foreign currency exchange loss in the accompanying consolidated statements of income (loss).

Revenues
Revenues
The Company’s time charters and voyage charters include both a lease component, consisting of the lease of the vessel, and a non-lease component, consisting of the operation of the vessel for the customer. The Company has elected to not separate the non-lease component from the lease component for all such charters, where the lease component is classified as an operating lease, and to account for the combined component as an operating lease. The Company’s time-charter contracts accounted for as direct financing leases and sales-type leases contain both a lease component (lease of the vessel) and a non-lease component (operation of the vessel). The Company has allocated the contract consideration between the lease component and non-lease component on a relative standalone selling price basis. The standalone selling price of the non-lease component has been determined using a cost-plus approach, whereby the Company estimates the cost to operate the vessel using cost benchmarking studies prepared by a third party, when available, or internal estimates when not available, plus a profit margin. The standalone selling price of the lease component has been determined using an adjusted market approach, whereby the Company calculates a rate excluding the operating component based on a market time-charter rate from published broker estimates, when available, or internal estimates when not available. Given that there are no observable standalone selling prices for either of these two components, judgment is required in determining the standalone selling price of each component.
Time charters
Revenues from time charters accounted for as operating leases are recognized by the Company on a straight-line basis daily over the term of the charter. If collectability of the time-charter hire receipts from time charters accounted for as operating leases is not probable, revenue that would have otherwise been recognized is limited to the amount collected from the charterer.
Upon commencement of a time charter accounted for as a direct financing lease or a sales-type lease, the carrying value of the vessel is derecognized and the net investment in the lease is recognized, based on the fair value of the vessel. For direct financing leases and sales-type leases, the lease element of time-charter hire receipts is allocated to the lease receivable and voyage revenues over the term of the lease using the effective interest rate method. The non-lease element of time-charter hire receipts is recognized by the Company on a straight-line basis daily over the term of the charter. Drydock cost reimbursements allocable to the non-lease element of a time-charter are recognized on a straight-line basis over the period between the previous scheduled drydock and the next scheduled drydock. In addition, if collectability of non-lease receipts of charter payments from charterers is not probable, any such receipts are recognized as a liability unless the receipts are non-refundable and either the time-charter contract has been terminated or the Company has no remaining performance obligations. For time-charter contracts where the charterer is responsible for the operation of the vessel, the Company offsets any vessel operating expenses it incurs against reimbursements from the charterer.
The Company does not recognize revenues during days that the vessel is off-hire. For variable consideration, including profit-sharing agreements, or drydock cost reimbursements for time charters accounted for as operating leases, the Company recognizes this revenue in the period in which the changes in facts and circumstances on which the variable charter hire payments are based occur.
Voyage charters
Revenues from voyage charters are recognized on a proportionate performance method. The Company uses a discharge-to-discharge basis in determining proportionate performance for all spot voyages that contain a lease and a load-to-discharge basis in determining proportionate performance for all spot voyages that do not contain a lease. The Company does not begin recognizing revenue until a charter has been agreed to by the customer, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. The consolidated balance sheets reflect, in other current assets, the accrued portion of revenues for those voyages that commence prior to the balance sheet date and complete after the balance sheet date.
Management fees and other income
Revenues are also earned from the management of third-party vessels and an LNG terminal in Bahrain, in which the Company has a 30% interest. The Company recognizes fixed revenue on a straight-line basis over the duration of the management contract and variable revenue, such as monthly commissions, in the month they are earned. The Company presents the reimbursement of expenditures it incurs to provide the promised goods or services as revenue, if it controls such goods or services before they are transferred to the customer, and presents the reimbursement of expenditures as an offset against the expenditures, if the Company does not control the goods or services before they are transferred to the customer.

Operating expenses
Operating expenses
Voyage expenses include all expenses unique to a particular voyage, including fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. The Company, as shipowner, pays voyage expenses under voyage charters. The Company’s customers pay voyage expenses under time charters, except when the vessel is off-hire during the term of a time-charter, in which case the Company pays voyage expenses.
Vessel operating expenses include crewing, ship management services, repairs and maintenance, insurance, stores, lube oils and communication expenses.
Voyage expenses and vessel operating expenses are recognized when incurred except when the Company incurs pre-operational costs related to the repositioning of a vessel (i) that relates directly to a specific customer contract, (ii) that generates or enhances resources of the Company that will be used in satisfying performance obligations in the future; and (iii) where such costs are expected to be recovered via the customer contract. In this case, such costs are deferred and amortized over the duration of the customer contract.
Cash and cash equivalents	Cash and cash equivalents The Company classifies all highly liquid investments with an original maturity date of three months or less as cash and cash equivalents.
Restricted cash
Restricted cash
The Company maintains restricted cash deposits relating to certain term loans, collateral for derivatives, vessels held for sale, obligations related to finance leases and amounts received from charterers to be used only for dry-docking expenditures and emergency repairs and other obligations.

Accounts receivable and allowance for doubtful accounts
Accounts receivable and other loan receivables
Accounts receivable are recorded at the invoiced amount and do not bear interest. The consolidated balance sheets reflect amounts where the right to consideration is conditioned upon the passage of time as "accounts receivable," and reflect accrued revenue where the right to consideration is conditioned upon something other than the passage of time as "other current assets."

Other loan receivables	The Company’s advances to equity-accounted joint ventures and any other investments in loan receivables are recorded at cost, net of provision for expected credit losses.
Equity Method Investments
Equity-accounted joint ventures
The Company’s investments in certain joint ventures, in which the Company does not control the entity but has the ability to exercise significant influence over the operating and financial policies of the entity, are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of comprehensive earnings or losses and distributions. The Company evaluates its equity-accounted joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other-than-temporary decline in value below its carrying value. If an equity-accounted investment is impaired and if the estimated fair value is less than its carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Company’s consolidated statements of income (loss). The Company’s maximum exposure to loss is the amount it has invested in and advanced to its equity-accounted joint ventures, and the Company's proportionate share of the long-term debt and interest rate swaps that it has guaranteed within its equity-accounted joint ventures.
Distributions received from equity-accounted joint ventures are presented in the Company’s consolidated statements of cash flows as a cash inflow from operating activities or a cash inflow from investing activities, depending on whether the nature of the activity or activities of the equity-accounted joint venture that generated the distribution was a return on investment (classified as a cash inflow from operating activities) or a return of investment (classified as a cash inflow from investing activities).
Debt issuance costs
Debt issuance costs
Debt issuance costs related to a recognized debt liability, including fees, commissions and legal expenses, are deferred and presented as a direct reduction from the carrying amount of that debt liability and amortized on an effective interest rate method over the term of the relevant loan. Debt issuance costs that are not attributable to a specific debt liability or where the debt issuance costs exceed the carrying value of the related debt liability (primarily undrawn revolving credit facilities) are deferred and presented as other non-current assets in the Company's consolidated balance sheets. Amortization of debt issuance costs is included in interest expense in the Company’s consolidated statements of income (loss).
Fees paid to substantially amend a non-revolving credit facility are associated with the extinguishment of the old debt instrument and included in determining the debt extinguishment gain or loss to be recognized. Other costs incurred with third parties directly related to the extinguishment are deferred and presented as a direct reduction from the carrying amount of the replacement debt instrument and amortized using the effective interest rate method. In addition, any unamortized debt issuance costs associated with the old debt instrument are written off. If the amendment is considered not to be a substantial amendment, then the fees would be associated with the replacement or modified debt instrument and, along with any existing unamortized premium, discount and unamortized debt issuance costs, would be amortized as an adjustment of interest expense over the remaining term of the replacement or modified debt instrument using the effective interest method. Other costs incurred with third parties directly related to the modification, other than the loan amendment fee, are expensed as incurred.
Fees paid to amend a revolving credit facility are deferred and amortized over the term of the modified revolving credit facility. If the borrowing capacity of the revolving credit facility increases as a result of the amendment, unamortized debt issuance costs of the original revolving credit facility are amortized over the remaining term of the modified revolving credit facility. If the borrowing capacity of the revolving credit facility decreases as a result of the amendment, a proportionate amount, based on the reduction in borrowing capacity, of the unamortized debt issuance costs of the original revolving credit facility is written off and the remaining amount is amortized over the remaining term of the modified revolving credit facility.

Goodwill and intangible assets
Goodwill and intangible assets
Goodwill is not amortized but is reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. A reporting unit is a component of the Company that constitutes a business for which discrete financial information is available and regularly reviewed by management. When goodwill is reviewed for impairment, the Company may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Company may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Goodwill impairment is measured as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying value of goodwill.
Customer contract intangible assets are amortized over the expected life of a customer contract. The amount amortized each year is weighted based on the projected revenue to be earned under the contracts. Customer contract intangible assets are assessed for impairment, along with the vessel asset servicing the customer contract, when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset and related vessel asset is not recoverable and their carrying amount exceeds their fair value.

Lease obligations and right-of-use assets
Lease obligations and right-of-use assets
As of the lease commencement date, the Company recognizes a liability for its lease obligation, initially measured at the present value of lease payments not yet paid, and an asset for its right to use the underlying asset, initially measured equal to the lease liability and adjusted for lease payments made at or before lease commencement, lease incentives, and any initial direct costs. The initial recognition of the lease obligation and right-of-use asset excludes short-term leases for the Company’s vessels and office leases. Short-term leases are leases with an original term of one year or less, excluding those leases with an option to extend the lease for greater than one year or an option to purchase the underlying asset that the lessee is deemed reasonably certain to exercise. The initial recognition of this lease obligation and right-of-use asset excludes variable lease payments that are based on the usage or performance of the underlying asset and the portion of payments related to non-lease elements of vessel charters.
The Company uses the effective interest rate method to subsequently account for the lease liability, whereby interest is recognized in interest expense in the Company’s consolidated statements of income (loss). For those leases classified as operating leases, lease interest and right-of-use asset amortization in aggregate result in a straight-line expense profile that is presented in time-charter hire expense for vessels and general and administrative expense for office leases, unless the right-of-use asset becomes impaired. For those leases classified as finance leases, the right-of-use asset is amortized on a straight-line basis over the remaining life of the vessel, with such amortization included in depreciation and amortization in the Company’s consolidated statements of income (loss). Variable lease payments that are based on the usage or performance of the underlying asset are recognized as an expense when incurred, unless achievement of a specified target triggers the lease payment, in which case an expense is recognized in the period when achievement of the target is considered probable.
The Company recognizes the expense from short-term leases and any non-lease components of vessels time-chartered from other owners, on a straight-line basis over the firm period of the charters. The expense is included in time-charter hire expense for vessel charters and general and administrative expenses for office leases.
The Company recognizes that time-charter-in contracts contain both a lease component (lease of the vessel) and a non-lease component (operation of the vessel). The Company allocates the contract consideration between the lease component and non-lease component on a relative standalone selling price basis. The standalone selling price of the non-lease component is determined using a cost-plus approach, whereby the Company estimates the cost to operate the vessel using cost benchmarking studies prepared by a third party, when available, or internal estimates when not available, plus a profit margin. The standalone selling price of the lease component is determined using an adjusted market approach, whereby the Company calculates a rate excluding the operating component based on market time-charter rate information from published broker estimates, when available, or internal estimates when not available. Given that there are no observable standalone selling prices for either of these two components, judgment is required in determining the standalone selling price of each component. The discount rate of the lease is determined using the Company’s incremental borrowing rate, which is based on the fixed interest rate the Company could obtain when entering into a secured loan facility with similar terms.
The right-of-use asset is assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the right-of-use asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the right-of-use asset is reduced to its estimated fair value. The estimated fair value for the Company's impaired right-of-use assets from vessel in-charters is determined using a discounted cash flow approach to estimate the fair value. Subsequent to an impairment, a right-of-use asset related to an operating lease is amortized on a straight-line basis over its remaining life.
Vessels sold and leased back by the Company, where the Company has a fixed price repurchase obligation or other situations where the leaseback would be classified as a finance lease, are accounted for as a failed sale of the vessel. The Company does not derecognize the vessel sold and continues to depreciate the vessel as if it was the legal owner. Proceeds received from the sale of the vessel are recognized as an obligation related to finance lease and bareboat charter hire payments made by the Company to the lessor are allocated between interest expense and principal repayments on the obligation related to finance lease. Such vessels are presented in the Company's consolidated balance sheets as vessels related to finance leases.

Credit Loss, Financial Instrument
Credit losses
The Company utilizes a lifetime expected credit loss measurement objective for the recognition of credit losses for net investments in direct financing and sales-type leases, loans to equity-accounted joint ventures, guarantees of secured loan facilities of equity-accounted joint ventures, non-operating lease accounts receivables, contracts assets and other receivables at the time the financial asset is originated or acquired. The expected credit losses are subsequently adjusted each period for changes in expected lifetime credit losses. The Company discontinues the accrual of interest on financial assets if collection of required payments is no longer probable, and in those situations, recognizes payments received on such assets on a cash basis method, until collection of required payments becomes probable. The Company considers a financial asset to be past due when payment is not made within 30 days of it being owed, assuming there is no dispute or other uncertainty regarding the amount owing.
Expected credit loss provisions are presented on the consolidated balance sheets as a reduction to the carrying value of the related financial asset and as an other long-term liability for expected credit loss provisions that relate to guarantees of secured loan facilities of equity-accounted joint ventures. Changes in expected credit loss provisions are presented within other (expense) income in the Company's consolidated statements of income (loss).
For charter contracts being accounted for as operating leases, if the remaining lease payments are no longer probable of being collected any unpaid accounts receivable and any accrued revenue will be reversed against revenue and any subsequent payments will be recognized as revenue when collected until such time that the remaining lease payments are probable of being collected.

Derivative instruments
Derivative instruments
All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value each period end, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and whether the contract qualifies for hedge accounting.
When a derivative is designated as a cash flow hedge, the Company formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. The Company does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or no longer probable of occurring.
For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive income in total equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from total equity to the corresponding earnings line item (e.g. interest expense) in the Company’s consolidated statements of income (loss). If a cash flow hedge is terminated or dedesignated and the originally hedged item is still considered probable of occurring, the gains and losses initially recognized in total equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item in the Company’s consolidated statements of income (loss). If the hedged items are no longer probable of occurring, amounts recognized in total equity are immediately transferred to the corresponding earnings line item in the Company’s consolidated statements of income (loss).
For derivative financial instruments that are not designated or that do not qualify as hedges under Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 815, Derivatives and Hedging, changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Company’s non-designated interest rate swaps are recorded in realized and unrealized (loss) gain on non-designated derivative instruments in the Company’s consolidated statements of income (loss). Gains and losses from the Company’s cross currency swaps are recorded in foreign currency exchange loss in the Company’s consolidated statements of income (loss). Cash flows associated with the settlement of interest rate swaps and the interest component of cross currency swaps are presented within operating activities, whereas cash flows associated with the component of a cross currency swap that hedges the repayment of foreign currency denominated debt are presented within financing activities.
Income taxes
Income taxes
The Company accounts for income taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the consolidated financial statement basis and the tax basis of the Company’s assets and liabilities using the applicable jurisdictional tax rates. A valuation allowance for deferred tax assets is recorded when it is more-likely-than-not that some or all of the benefit from the deferred tax asset will not be realized.
The Company recognizes the tax benefits of uncertain tax positions only if it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination by the taxing authorities, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefits recognized in the Company’s consolidated financial statements from such positions are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to uncertain tax positions in income tax (expense) recovery in the Company’s consolidated statements of income (loss).

Guarantees
Guarantees
Guarantees issued by the Company, excluding those that are guaranteeing its own performance, are recognized at fair value at the time the guarantees are issued and are presented in the Company’s consolidated balance sheets as other long-term liabilities. The liability recognized on issuance is amortized to other (expense) income on the Company’s consolidated statements of income (loss) over the term of the guarantee. If it becomes probable that the Company will have to perform under a guarantee, the Company will recognize an additional liability if the amount of the loss can be reasonably estimated.

Emission Credits or Allowances, Policy
Environmental Emissions
Effective January 1, 2024, emissions emitted by the maritime industry have been integrated in the European Union Emissions Trading System (or EU ETS) (see Note 14f). Under the EU ETS, the Company recognizes a liability at each period end based on the total number of Emissions Allowances (or EUAs) required to be submitted based on emissions occurring on or prior to the period end. Each EUA represents a carbon credit that grants the holder the right to emit one tonne of CO2 equivalent under the EU ETS. The obligation to submit EUAs is included in accrued liabilities in the Company’s consolidated balance sheets, if required to be submitted within one year of the balance sheet date, or otherwise in other long-term liabilities. For vessels that the Company manages for its equity-accounted joint ventures, the Company recognizes a concurrent receivable from its equity-accounted joint ventures consisting of the amount of the obligation to submit EUAs. For the Company’s vessels under its management, the Company recognizes a concurrent accrued receivable due from charterers consisting of the portion of the obligation to submit EUAs that the Company is entitled to recover from charterers. The cost of EUAs that cannot be recovered from charterers is reflected within voyage expenses in the Company’s consolidated statement of income (loss). EUAs purchased by the Company or received from charterers are initially recognized as an asset at cost based on their purchase price if acquired by the Company, or their fair value on date of receipt, if received from charterers. EUAs held by the Company are included in other current assets in the Company’s consolidated balance sheets, if required to be submitted within one year of the balance sheet date, or otherwise in other assets. EUAs are derecognized on a first-in-first-out basis upon their submission to the applicable regulatory authority.